Stockholders' Equity - Additional Information (Detail) - USD ($)		1 Months Ended				3 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Feb. 04, 2015	Jan. 31, 2015	Dec. 31, 2014	May. 31, 2014	Oct. 31, 2013	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2014	Jan. 29, 2015
Class of Stock [Line Items]
Common stock, shares authorized			150,000,000			150,000,000	150,000,000		0	150,000,000
Preferred stock, shares authorized			0			5,000,000	5,000,000			0	5,000,000
Preferred stock, shares issued			0			0	0			0
Proceeds from issuance of Series B convertible preferred stock, net							$ 0	$ 72,437,203	$ 0	$ 72,437,203
Preferred stock, value			$ 0			$ 0	0		0	$ 0
Convertible preferred stock, settlement description										Subsequent to the liquidation preference payments to the holders of Series A Stock and Series B Stock, the remaining assets of the Company were to be distributed to the holders of common stock, Series A Stock and Series B Stock, on an as-converted-to-common-stock basis, provided that the holders of Series A Stock or Series B Stock, as applicable, were to participate in such distribution until such holders receive in the aggregate 2.5 times their respective original issue price.
Dividends payable			0							$ 0
Preferred stock dividends	$ 1,342,136						634,794	0	0	707,342
Unrecognized compensation expense related to restricted common shares			2,100,000			$ 2,000,000	2,000,000			$ 2,100,000
Research and Development Expense [Member]
Class of Stock [Line Items]
Compensation expense							1,400,000	700,000
General and Administrative Expense [Member]
Class of Stock [Line Items]
Compensation expense							$ 47,559	$ 1,100,000
Common Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued upon conversion	10,200,050
Preferred shares converted into number of common stock	10,200,050
Common stock, shares issued							8,050,000
Units, vesting description							The vesting terms of the common stock issued upon conversion of the Series 2 Units and Series 3 Units vary, but primarily, shares vest 25% on the first anniversary of the vesting commencement date and then quarterly over three years, with accelerated vesting in the event of a change in control, as defined. Any unvested shares are forfeited in the event that the individual ceases to provide services to the Company.			The Series 2 Units and Series 3 Units vesting terms vary, but primarily, shares vest 25% on the first anniversary of the vesting commencement date and then quarterly over three years, with accelerated vesting in the event of a change in control, as defined. Any unvested shares are forfeited in the event that the individual ceases to provide services to the Company.
Preferred Units [Member]
Class of Stock [Line Items]
Options granted, weighted average grant date fair value			$ 400,000						$ 4,500,000	$ 400,000
Share-based Compensation Award, Tranche One [Member] | Common Stock [Member]
Class of Stock [Line Items]
Percentage of vesting of units on first anniversary						25.00%				25.00%
Share-based Compensation Award, Tranche Two [Member] | Common Stock [Member]
Class of Stock [Line Items]
Units, vesting period						3 years				3 years
Subsequent Event [Member] | Common Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued upon conversion		10,200,050									10,200,050
Preferred shares converted into number of common stock		10,200,050
Series A Units [Member]
Class of Stock [Line Items]
Preferred stock, liquidation preference per share			$ 2.00							$ 2.00
Series 1 Unit [Member]
Class of Stock [Line Items]
Convertible preferred stock terms of conversion							Each Series A Unit was convertible into one Series 1 Unit (subject to certain antidilution adjustments) at any time at the option of the holder.			Each Series A Unit was convertible into one Series 1 Unit (subject to certain antidilution adjustments) at any time at the option of the holder.
Preferred stock, shares issued upon conversion					1
Series 1 Unit [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common units, shares issued upon conversion				0.2
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock terms of conversion							Upon conversion of the Company into a C corporation in May 2014, each outstanding Series A Unit converted into one share of Series A Stock.			Upon conversion of the Company into a C corporation in May 2014, each outstanding Series A Unit converted into one share of Series A Stock.
Preferred stock, shares issued upon conversion			1			1	1			1
Preferred stock, value			$ 10,000,000			$ 0	$ 0			$ 10,000,000
Preferred stock dividend rate			8.00%	8.00%						8.00%
Series A Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued upon conversion				0.2
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued				45,186,334
Preferred stock, value			$ 72,437,203	$ 72,400,000		$ 0	$ 0		$ 0	$ 72,437,203
Minimum percentage of approval by outstanding preferred share holders for preferred stock conversion to common stock				87.50%
Preferred stock dividend rate			8.00%	8.00%						8.00%
Series B Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued upon conversion				0.2
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			45,186,334			0	0		0	45,186,334
Preferred stock, shares issued			45,186,334			0	0		0	45,186,334
Convertible preferred stock terms of conversion							Every five shares of Series A Stock and Series B Stock were to automatically convert into one share of common stock at a qualified IPO, as defined, or upon approval by at least 87.5% of the Series B Stock holders			Every five shares of Series A Stock and Series B Stock were to automatically convert into one share of common stock at a qualified IPO, as defined, or upon approval by at least 87.5% of the Series B Stock holders
Preferred stock, liquidation preference value			$ 73,371,861						$ 0	$ 73,371,861
Series 2 Unit [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common units, shares issued upon conversion				0.2
Common stock, shares issued									5,100,000	170,000
Series 3 Unit [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common units, shares issued upon conversion				0.03883773
Common stock, shares issued									770,000	1,040,667
Maximum [Member] | Series 1 Unit [Member]
Class of Stock [Line Items]
Preferred stock, liquidation preference value			$ 50,000,000							$ 50,000,000
Restricted Stock [Member]
Class of Stock [Line Items]
Unrecognized compensation expense related to restricted common shares expected to be recognized, weighted-average period							1 year 8 months 12 days			2 years 7 months 6 days
Restricted common stock, shares issued			200,000
Options granted, weighted average grant date fair value			$ 1,500,000
Restricted Stock [Member] | Research and Development Expense [Member]
Class of Stock [Line Items]
Compensation expense									$ 600,000	$ 1,000,000
Restricted Stock [Member] | General and Administrative Expense [Member]
Class of Stock [Line Items]
Compensation expense									$ 100,000	1,200,000
Restricted Stock [Member] | In-process Research and Development [Member]
Class of Stock [Line Items]
Compensation expense										800,000
CHOP [Member] | Series A Units [Member]
Class of Stock [Line Items]
Preferred stock, shares issued					5,000,000
Stock issuance price per share					$ 2.00
Proceeds from issuance of Series B convertible preferred stock, net					$ 10,000,000					$ 4,861,285